Transfers of financial assets and servicing assets - Initial fair value of assets obtained as proceeds from residential mortgage loans securitized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 743,847	$ 515,307
GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	380,000	332,000
FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	330,000	176,000
FHLMC
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	23,000
Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	732,533	508,071
Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	380,228	332,207
Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	329,617	175,864
Trading account debt securities | FHLMC
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	22,688
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	11,314	7,236
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | FHLMC
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	732,533	508,071
Level 2 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	732,533	508,071
Level 2 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	380,228	332,207
Level 2 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	329,617	175,864
Level 2 | Trading account debt securities | FHLMC
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	22,688
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	11,314	7,236
Level 3 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | FHLMC
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 11,314	$ 7,236